Guarantees and Contingent Liabilities - Summary of Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Lease Obligations And Operating Lease [Line Items]
Capital Leases, 2013	$ 10
Capital Leases, 2014	9
Capital Leases, 2015	7
Capital Leases, 2016	7
Capital Leases, 2017	5
Capital lease, Thereafter	25
Total minimum capital lease payments	63
Less amount representing interest	24
Present value of net minimum lease payments	39
Operating Leases, 2013	232
Operating Leases, 2014	208
Operating Leases, 2015	173
Operating Leases, 2016	139
Operating Leases, 2017	114
Operating Leases, Thereafter	432
Total minimum operating lease payments	$ 1,298